Fair Value Measurement - Schedule of Quantitative Information for Fair Value Measurements Categorised Within Level 3 (Details) (Bendon Limited) - Bendon Limited [Member] - Level 3 of Fair Value Hierarchy [Member]
12 Months Ended
Jan. 31, 2018 NZD ($)
DisclosureOfFairValueMeasurementLineItems [Line Items]
Face value (NZD)	$ 3,624,198
Interest rate of note	10.00%
Risk free rate	1.66%
Term of the instrument	August 2019
Expected volatility	128.70%
Dividend yield	0.00%